RELATED PARTY (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 07, 2023	Apr. 26, 2023	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Feb. 27, 2024	Jan. 26, 2024	Mar. 05, 2023
Related Party Transaction [Line Items]
Stock options exercised						917,662	[1]	581,351	[1]
Gneral and administrative expense				$ 4,813	$ 9,495	$ 26,389		$ 41,566
March Note [Member]
Related Party Transaction [Line Items]
Promissory note												$ 1,000
Loan fee amount												$ 100
January Note [Member]
Related Party Transaction [Line Items]
Promissory note											$ 1,000
Loan fee amount											$ 50
February Note [Member]
Related Party Transaction [Line Items]
Promissory note										$ 1,700
Loan fee amount										$ 85
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer				100		100
Due to related party				$ 1,000		1,000
Stock options exercised	100,000
Stock options expired	77,316
Gneral and administrative expense			$ 116			116
Chief Operating Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Stock options expired	76,316
Former Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Loans receivable						$ 469
Loans maturity date						Mar. 01, 2026
Chief Legal Officer [Member]
Related Party Transaction [Line Items]
Due to related party		$ 720
Share based compensation		$ 76

[1]	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.